Noncontrolling Interests (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 12, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Redeemable Noncontrolling Interest [Line Items]
Initial fair value of redeemable noncontrolling interests		$ 0.0	$ 0.0	$ 90.1
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Initial fair value of redeemable noncontrolling interests	$ 90.1
Redeemable noncontrolling interest, ownership percentage held by noncontrolling owner	37.50%
Portion of noncontrolling interest redeemable after first term, five years after November 12, 2015		17.50%
First Put/ Call Option, Term		5 years
Second Put/ Call Option, Term		7 years